Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Government Income Trust
Entity Central Index Key	0000357052
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000024569
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Institutional Shares
Trading Symbol	FICMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 167,041,609
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,041,609
Number of Investments	98
Portfolio Turnover	108%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	20%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Collateralized Mortgage Obligations	17.8%
U.S. Government Agency Mortgage-Backed Securities	98.7%

Material Fund Change [Text Block]
C000024570
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Service Shares
Trading Symbol	FITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 167,041,609
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,041,609
Number of Investments	98
Portfolio Turnover	108%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	20%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Collateralized Mortgage Obligations	17.8%
U.S. Government Agency Mortgage-Backed Securities	98.7%

Material Fund Change [Text Block]